Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (notes 2 and 13)	$ 1,190,184	$ 682,508	$ 1,146,255
Voyage expenses	(495,604)	(315,113)	(297,239)
Vessel operating expenses	(275,139)	(295,599)	(411,553)
Time-charter hire expenses (note 13)	(27,374)	(15,440)	(56,719)
Depreciation and amortization	(99,033)	(106,084)	(131,379)
General and administrative expenses	(57,552)	(74,387)	(64,153)
Gain on sale and (write-down) of assets (note 18)	21,863	(92,368)	(149,238)
Asset retirement obligation extinguishment gain (note 6)	0	32,950	0
Gain on commencement of sales-type lease (note 2)	0	0	44,943
Restructuring charges (note 20)	(11,579)	(1,820)	(10,720)
Income (loss) from vessel operations	245,766	(185,353)	70,197
Interest expense	(38,580)	(68,412)	(89,075)
Interest income	6,689	169	1,439
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	4,817	467	(2,523)
Equity income (loss) (note 22)	244	(14,107)	5,100
(Loss) gain on bond repurchases	(12,694)	0	1,470
Other - net (note 14)	4,811	(15,190)	(5,353)
Income (loss) from continuing operations before income taxes	211,053	(282,426)	(18,745)
Income tax (expense) recovery (note 21)	(1,417)	4,963	(5,559)
Income (loss) from continuing operations	209,636	(277,463)	(24,304)
(Loss) income from discontinued operations (note 23)	(20,276)	274,095	115,286
Net income (loss)	189,360	(3,368)	90,982
Net (income) loss attributable to non-controlling interests (note 1)	(110,953)	11,174	(173,915)
Net income (loss) attributable to the shareholders of Teekay Corporation	78,407	7,806	(82,933)
Income (loss) from continuing operations	(209,636)	277,463	24,304
Net (income) loss attributable to non-controlling interests, continuing operations	(172,881)	174,792	(105,445)
Net income (loss) attributable to the shareholders of Teekay Corporation, continuing operations	36,755	(102,671)	(129,749)
Net loss (income) attributable to non-controlling interests, discontinued operations	61,928	(163,618)	(68,470)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	41,652	110,477	46,816
Net income (loss) attributable to the shareholders of Teekay Corporation	$ 78,407	$ 7,806	$ (82,933)
Basic and Diluted (shares)	102,119,129	102,148,629	101,053,095
Common stock and common stock equivalents (shares)	104,415,597	102,148,629	101,053,095
Amounts attributable to the shareholders of Teekay Corporation
• Basic income (loss) from continuing operations attributable to shareholders of Teekay Corporation	$ 0.36	$ (1.01)	$ (1.28)
• Basic income from discontinued operations attributable to shareholders of Teekay Corporation	0.41	1.08	0.46
• Basic income (loss)	0.77	0.08	(0.82)
• Diluted income (loss) from continuing operations attributable to shareholders of Teekay Corporation	0.35	(1.01)	(1.28)
• Diluted income from discontinued operations attributable to shareholders of Teekay Corporation	0.40	1.08	0.46
• Diluted income (loss)	$ 0.76	$ 0.08	$ (0.82)